Form N-1A Cover	Apr. 30, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2024
Prospectus Date	Jun. 26, 2025